PROVISIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 82
Additions	15
Usage	(11)
Adjustments to existing provisions	(12)
Ending balance	74
Long-term	55	$ 61
Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in "other current liabilities")	19
Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Beginning balance	65
Additions	15
Usage	(11)
Adjustments to existing provisions	(7)
Ending balance	62
Long-term	49
Decommissioning liabilities | Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in "other current liabilities")	13
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	17
Additions	0
Usage	0
Adjustments to existing provisions	(5)
Ending balance	12
Long-term	6
Other | Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in "other current liabilities")	$ 6